united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Kevin E. Wolf, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 09/30/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Al Frank Fund
SCHEDULE OF INVESTMENTS at September 30, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.74%
	CONSUMER DISCRETIONARY - 17.35%
	Airlines - 0.89%
16,000	Delta Air Lines, Inc.	$ 771,520

	Auto Manufacturers - 1.04%
22,500	General Motors Co.	908,550

	Auto Parts & Equipment - 1.34%
35,000	Goodyear Tire & Rubber Co.	1,163,750

	Hotels, Restaurants & Leisure - 1.87%
13,700	Royal Caribbean Cruises Ltd.	1,623,998

	Household Durables - 3.30%
50,400	M.D.C. Holdings, Inc.	1,673,784
6,500	Whirlpool Corp.	1,198,860
		2,872,644
	Media - 3.44%
35,000	Comcast Corp. - Class A	1,346,800
16,700	Walt Disney Co.	1,646,119
		2,992,919
	Multiline Retail - 0.71%
13,500	Kohl's Corp.	616,275

	Specialty Retail - 4.76%
45,000	American Eagle Outfitters	643,500
27,000	Coach, Inc.	1,087,560
31,000	DSW, Inc. - Class A	665,880
14,000	Foot Locker, Inc.	493,080
13,000	NIKE, Inc.	674,050
11,500	Williams-Sonoma, Inc.	573,390
		4,137,460
	Total Consumer Discretionary (Cost $9,271,275)	15,087,116

	CONSUMER STAPLES - 4.98%
	Discount Stores - 2.40%
5,200	CVS Health Corp.	422,864
9,000	Target Corp.	531,090
14,500	Wal-Mart Stores, Inc.	1,133,030
		2,086,984
	Food Products - 2.58%
27,500	Archer-Daniels-Midland Co.	1,169,025
15,000	Kroger Co.	300,900
11,000	Tyson Foods, Inc. - Class A	774,950
		2,244,875
	Total Consumer Staples (Cost $3,037,734)	4,331,859

	ENERGY - 6.78%
	Energy Equipment & Services - 0.63%
15,000	Baker Hughes, Inc.	549,300

	Marine Shipping - 1.08%
65,000	Ship Finance International Ltd. (b)	942,500

Al Frank Fund
SCHEDULE OF INVESTMENTS at September 30, 2017 (Unaudited)(Continued)

Shares		Value
	Oil, Gas & Consumable Fuels - 3.58%
12,400	Exxon Mobil Corp.	$ 1,016,552
28,000	HollyFrontier Corp.	1,007,160
20,300	Total SA - ADR	1,086,456
		3,110,168
	Oilfield Services/Equipment - 1.49%
19,500	National Oilwell Varco, Inc.	696,735
18,000	Oceaneering International, Inc.	472,860
1,800	Schlumberger Ltd.	125,568
		1,295,163
	Total Energy (Cost $5,608,693)	5,897,131

	FINANCIALS - 19.71%
	Capital Markets - 1.10%
18,000	Bank of New York Mellon Corp.	954,360

	Commercial Banks - 8.70%
31,000	BB&T Corp.	1,455,140
13,000	Capital One Financial Corp.	1,100,580
30,000	Fifth Third Bancorp.	839,400
40,500	ING Groep NV - ADR	746,010
60,000	Old National Bancorp	1,098,000
9,000	PNC Financial Services Group, Inc.	1,212,930
20,300	Wells Fargo & Co.	1,119,545
		7,571,605
	Diversified Financial Services - 2.72%
19,800	JPMorgan Chase & Co.	1,891,098
16,000	KeyCorp.	301,120
5,500	Synchrony Financial	170,775
		2,362,993
	Insurance - 4.47%
17,000	Axis Capital Holdings Ltd. (b)	974,270
1,636	Brighthouse Financial, Inc.	99,469
18,000	MetLife, Inc.	935,100
14,800	Prudential Financial, Inc.	1,573,536
2,500	Travelers Cos, Inc.	306,300
		3,888,675
	Investment Banks/Brokers - 0.25%
900	Goldman Sachs Group, Inc.	213,471

	Real Estate Investment Trusts (REITS) - 2.47%
9,100	Digital Realty Trust, Inc.	1,076,803
25,000	Kimco Realty Corp.	488,750
33,000	Physicians Realty Trust	585,090
		2,150,643
	Total Financials (Cost $9,605,214)	17,141,747

	HEALTH CARE - 12.20%
	Biotechnology - 3.64%
9,600	Amgen, Inc.	1,789,920
2,000	Biogen Idec, Inc. (a)	626,240
9,300	Gilead Sciences, Inc.	753,486
		3,169,646
	Health Care Equipment & Supplies - 0.36%
4,000	Medtronic, Inc. (a)	311,080

	Health Care Providers & Services - 2.27%
12,400	Aetna, Inc.	1,971,724

Al Frank Fund
SCHEDULE OF INVESTMENTS at September 30, 2017 (Unaudited)(Continued)

Shares		Value
	Pharmaceuticals - 5.93%
18,700	Abbott Laboratories	$ 997,832
11,700	Johnson & Johnson	1,521,117
4,000	McKesson Corp.	614,440
6,300	Merck & Co, Inc.	403,389
6,300	Pfizer, Inc.	224,910
4,000	Sanofi - ADR	199,160
4,000	Shire PLC- ADR	612,560
5,000	Zimmer Biomet Holdings, Inc.	585,450
		5,158,858
	Total Health Care (Cost $7,093,031)	10,611,308

	INDUSTRIALS - 12.67%
	Aerospace/Defense - 0.38%
1,300	Boeing Co.	330,473

	Construction & Engineering - 3.43%
12,035	Caterpillar, Inc.	1,500,885
15,000	Fluor Corp.	631,500
30,000	Tutor Perini Corp. (a)	852,000
		2,984,385
	Farm - 1.70%
11,810	Deere & Co.	1,483,218

	Human Resource & Employment Services - 1.22%
9,000	ManpowerGroup, Inc.	1,060,380

	Machinery - 2.96%
19,000	Eaton Corp. PLC	1,459,010
35,000	Trinity Industries, Inc.	1,116,500
		2,575,510
	Road & Rail - 2.98%
4,500	FedEx Corp.	1,015,110
11,900	Norfolk Southern Corp.	1,573,656
		2,588,766
	Total Industrials (Cost $6,929,698)	11,022,732

	INFORMATION TECHNOLOGY - 18.36%
	Communications Equipment - 1.93%
40,000	Cisco Systems, Inc.	1,345,200
12,000	Juniper Networks, Inc.	333,960
		1,679,160
	Computers & Peripherals - 4.56%
13,500	Apple, Inc.	2,080,620
17,000	NetApp, Inc.	743,920
34,500	Seagate Technology PLC	1,144,365
		3,968,905
	Electronic Equipment, Instruments & Components - 3.24%
15,500	Benchmark Electronics, Inc. (a)	529,325
67,000	Corning, Inc.	2,004,640
10,000	Jabil, Inc.	285,500
		2,819,465
	IT Services - 1.18%
7,100	International Business Machines Corp.	1,030,068

Al Frank Fund
SCHEDULE OF INVESTMENTS at September 30, 2017 (Unaudited)(Continued)

Shares		Value
	Semiconductors & Semiconductor Equipment - 3.26%
47,000	Intel Corp.	$ 1,789,760
20,000	Marvell Technology Group Ltd.	358,000
13,200	QUALCOMM, Inc.	684,288
		2,832,048
	Software - 4.19%
29,000	CA, Inc.	968,020
21,000	Microsoft Corp.	1,564,290
23,000	Oracle Corp.	1,112,050
		3,644,360
	Total Information Technology (Cost $8,435,199)	15,974,006

	MATERIALS - 4.06%
	Chemicals - 2.42%
15,000	Celanese Corp. - Class A	1,564,050
25,000	The Mosaic Co.	539,750
		2,103,800
	Metals & Mining - 1.64%
23,500	Newmont Mining Corp.	881,485
205,000	Yamana Gold, Inc. (b)	543,250
		1,424,735
	Total Materials (Cost $2,891,667)	3,528,535

	TELECOMMUNICATION SERVICES - 1.63%
	Diversified Telecommunication Services - 1.63%
6,000	AT&T, Inc.	235,020
36,000	Symantec Corp.	1,181,160
	Total Telecommunication Services (Cost $981,997)	1,416,180
	TOTAL COMMON STOCKS (Cost $53,854,508)	85,010,614

	WARRANT - 0.0% ~
	Health Care Providers & Services - 0.0% ~
1	Healthsouth Corp. (a)	46
	Total Warrant (Cost $0)

	SHORT-TERM INVESTMENT - 2.17%
	Money Market Fund - 2.17%
1,889,333	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, to yield 0.91% (c)	1,889,333
	TOTAL SHORT-TERM INVESTMENT (Cost $1,889,333)	1,889,333

	Total Investments (Cost $55,743,841) - 99.91% *	$ 86,899,993
	Other assets less liabilities: 0.09%	77,950
	NET ASSETS: 100.00%	$ 86,977,943

~ Represents less than 0.05%
* Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $55,641,708 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		$ 33,128,078
		(1,869,793)
		$ 31,258,285
ADR - American Depositary Receipt
(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.
(c) Rate shown is the 7-day annualized yield as of September 30, 2017.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust's Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes such as meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2017 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$85,010,614	$ -	$ -	$ 85,010,614
Warrant	46	-	-	46
Short Term Investment	1,889,333	-	-	1,889,333
Total	$86,899,993	$ -	$ -	$ 86,899,993

There were no transfers between Level 1 and Level 2 during the current period presented. There were no Level 3 securities held in the Fund during the current period presented.
It is the Fund’s policy to record transfers in to or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Schedule of Investments for industry classification.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 11/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 11/28/2017

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 11/28/2017